Offerings - Offering: 1	Mar. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value ("ordinary shares"), reserved for issuance pursuant to the 2021 Share Incentive Plan (the "2021 Plan")
Amount Registered | shares	3,300,000
Proposed Maximum Offering Price per Unit	8.14
Maximum Aggregate Offering Price	$ 26,862,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,709.64
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional ordinary shares of the Registrant that become issuable under the 2021 Plan in respect of the ordinary shares being registered to prevent dilution resulting from any share dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding ordinary shares. (2) Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee based on $8.14 per ordinary share, which represents the average of the high and low prices of the ordinary shares as reported on the Nasdaq Global Select Market on March 20, 2026. (3) Represents additional ordinary shares available for issuance pursuant to potential future grants under the 2021 Plan resulting from an amendment to the 2021 Plan.